Summary of Fair Value Assumptions (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Issued Capital [Abstract]
Risk-free interest rate	1.90%	1.39%	34.00%
Expected life (years)	2 years 11 months 4 days	2 years 10 months 13 days	2 years 11 months 26 days
Expected volatility	42.12%	47.99%	37.00%
Expected dividend yield	0.65%	0.14%	0.00%
Estimated forfeiture rate	1.72%	0.50%	1.98%